File Nos.33-44004
                                                                    811-6474
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     Pre-Effective Amendment No.                                      [_]


     Post-Effective Amendment No. 11                                  [X]


                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]


     Amendment No. 11                                                 [X]


                      (Check appropriate box or boxes.)

                    DREYFUS GROWTH AND INCOME FUND, INC.
             (Exact Name of Registrant as Specified in Charter)


          c/o The Dreyfus Corporation
          200 Park Avenue, New York, New York          10166
          (Address of Principal Executive Offices)     (Zip Code)

     Registrant's Telephone Number, including Area Code: (212) 922-6000

                            Mark N. Jacobs, Esq.
                               200 Park Avenue
                          New York, New York 10166
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

          immediately upon filing pursuant to paragraph (b)
     ----


       X  on March 1, 1999 pursuant to paragraph (b)
     ----


          60 days after filing pursuant to paragraph (a)(1)
     ----
          on   (date)      pursuant to paragraph (a)(1)
     ----
          75 days after filing pursuant to paragraph (a)(2)
     ----
          on     (date)      pursuant to paragraph (a)(2) of Rule 485
     ----

If appropriate, check the following box:

          this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
     ----

Dreyfus

Growth and Income

Fund, Inc.

Investing in equity and debt securities for  capital growth and current income

PROSPECTUS March 1, 1999

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                 Contents

                                  THE FUND
----------------------------------------------------

                             2    Goal/Approach

                             3    Main Risks

                             4    Past Performance

                             5    Expenses

                             6    Management

                             7    Financial Highlights

                                  YOUR INVESTMENT
--------------------------------------------------------------------

                             8    Account Policies

                            11    Distributions and Taxes

                            12    Services for Fund Investors

                            14    Instructions for Regular Accounts

                            16    Instructions for IRAs

                                  FOR MORE INFORMATION
-------------------------------------------------------------------------------

                                  Back Cover

What every investor should know about the fund

Information for managing your fund account

Where to learn more about this and other Dreyfus funds

                                                                       The Fund

                                           Dreyfus Growth and Income Fund, Inc.
                                                -------------------------------

                                                           Ticker Symbol: DGRIX

GOAL/APPROACH

The fund seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue these goals, it invests in stocks, bonds and money market instruments of domestic and foreign issuers. The fund' s stock investments may include common stocks, preferred stocks and
convertible    securities.

The portfolio manager currently focuses on the stocks of value companies with market capitalizations of $1 billion or more. In choosing stocks, the portfolio manager uses a "bottom-up" approach, seeking to compile a portfolio with a price-to-earnings ratio lower than the S& P 500((reg.tm) ) and a long-term projected earnings growth rate greater than the S&P 500((reg.tm)). Because the fund is non-diversified, a relatively high percentage of its assets may be invested in a limited number of issuers; however, the fund currently invests in 50 to 75 stocks, with any one position usually not exceeding 3% of assets.

The fund typically sells a security when it has met the price target established by the manager; the original reason for purchasing the stock is no longer valid; the company shows deteriorating fundamentals; or another, more attractive opportunity has been identified.

INFORMATION ON THE FUND' S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).

Concepts to understand

VALUE COMPANIES: companies that appear undervalued in terms of price relative to other financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price, such as new products or markets; opportunities for greater market share; more effective management; positive changes in corporate structure or market perception.

"BOTTOM-UP" APPROACH: an investment style that focuses on selecting outstanding companies before looking at economic and industry trends.

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the fund will go up and down, which means that you could lose money.

Midsize companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid
than    larger,    more    established    companies.

The fund' s investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, or their prices may go down. Further, while the fund' s investments in value stocks may limit the overall downside risk of the fund over time, the fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

The fund may also invest in lower-rated convertible securities, which have higher credit risk. With this type of investment there is a greater likelihood that interest and principal payments will not be made on a timely basis.

Under adverse market conditions, the fund could invest some or all of its assets in money market securities. Although the fund would do this only in seeking to avoid losses, it could reduce the benefit from any upswing in the market.

Other potential risks

The fund may, at times, invest some assets in derivative securities, such as options and futures, and in foreign currencies. It may also sell short. These practices can be used to hedge the fund's portfolio or to increase returns; of course, such practices sometimes may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the fund's performance.

Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, its performance may be more vulnerable to changes in the market value of a single issuer or group of issuers.

                                                                       The Fund

PAST PERFORMANCE

The two tables below show the fund' s annual returns and its long-term performance. The first table shows you how the fund's performance has varied from year to year. The second compares the fund's performance over time to that of the S& P 500((reg.tm) ), a widely recognized unmanaged index of stock performance. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.
                        --------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

BEST QUARTER:                                 Q4 '98        +18.54%

WORST QUARTER:                                Q3 '98        -11.74%
                        --------------------------------------------------------

Average annual total return AS OF 12/31/98

                                                                                                                      Inception

                                                                              1 Year               5 Years           (12/31/91)
                                        ----------------------------------------------------------------------------------------
FUND                                                                               12.83%              12.15%          14.17%

S&P 500 INDEX                                                                      28.60%              24.05%          19.50%


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Account fees are paid, in certain circumstances, from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or 12b-1 distribution fees.
                        --------------------------------------------------------

Fee table

Maximum account fee                                                         $12

CHARGED ONLY TO REGULAR ACCOUNTS WITH BALANCES

BELOW $2,000 (SEE "ACCOUNT POLICIES")
                        --------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                            0.75%

Shareholder services fee                                                   0.23%

Other expenses                                                             0.12%
                        --------------------------------------------------------

TOTAL                                                                      1.10%
                        --------------------------------------------------------

Expense example

1 Year            3 Years              5 Years            10 Years
---------------------------------------------------------------------

$112                $350                 $606               $1,340

                        This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you  sold  your  shares  at  the end of a period or kept
                        them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

SHAREHOLDER SERVICES FEE: a fee of up to 0.25% used to reimburse Dreyfus Service Corporation for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                                                       The Fund

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $117 billion in more than 160 mutual fund portfolios. Dreyfus is the primary mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $350 billion of assets under management and $1.7 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, the firm seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity and offers the potential for measuring performance and volatility in consistent ways.

Douglas Ramos, CFA, is the fund's primary portfolio manager, a position he has held since joining Dreyfus in July 1997. Previously, he was a senior partner and investment counselor for Loomis, Sayles & Company.


Concepts to understand

YEAR 2000 ISSUES: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

FINANCIAL HIGHLIGHTS

This table describes the fund's performance for the fiscal periods indicated. " Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.

                                            YEAR ENDED OCTOBER 31,

                                                         1998            1997             1996            1995             1994
----------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period                       19.82            20.53           17.96           16.49            16.86

Investment operations:

      Investment income -- net                               .18              .34             .35             .44              .34

      Net realized and unrealized
      gain (loss) on investments                            1.14             1.97            3.05            1.67             (.34)

Total from investment operations                            1.32             2.31            3.40            2.11               --

Distributions:

      Dividends from investment
      income -- net                                         (.18)            (.37)           (.32)           (.47)            (.33)

      Dividends from net realized gain
      on investments                                       (3.09)           (2.65)           (.51)           (.17)            (.04)

Total distributions                                        (3.27)           (3.02)           (.83)           (.64)            (.37)

Net asset value, end of period                             17.87            19.82           20.53           17.96            16.49

Total return (%)                                            7.23            12.97           19.41           13.17              .05
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RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average
net assets (%)                                              1.10             1.01            1.02            1.05             1.14

Ratio of dividends on securities
sold short to average net assets (%)                          --              .01             .01             .01               --

Ratio of net investment income
to average net assets (%)                                    .97             1.67            1.78            2.55             2.18

Portfolio turnover rate (%)                               101.87           129.48          131.30          132.46            97.47
----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period
($ x 1,000)                                            1,661,082        1,912,408       2,068,453       1,763,371        1,717,733

                                                                       The Fund



                                                                Your Investment

ACCOUNT POLICIES

Buying shares

YOU PAY NO SALES CHARGES to invest in this fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. The fund's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.
                        --------------------------------------------------------

Minimum investments

                                                Initial      Additional
                        ----------------------------------------------------

REGULAR ACCOUNTS                            $2,500       $100
                                                         $500 FOR
                                                         TELETRANSFER
INVESTMENTS

TRADITIONAL IRAS                            $750         NO MINIMUM

SPOUSAL IRAS                                $750         NO MINIMUM

ROTH IRAS                                   $750         NO MINIMUM

EDUCATION IRAS                              $500         NO MINIMUM
                                                         AFTER THE FIRST YEAR

DREYFUS AUTOMATIC                           $100         $100
INVESTMENT PLANS

                        All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt.

Selling shares

YOU MAY SELL SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.
                        --------------------------------------------------------

Limitations on selling shares by phone

Proceeds
sent by                         Minimum       Maximum
                       -----------------------------------------------

CHECK                           NO MINIMUM    $150,000 PER DAY

WIRE                            $1,000        $250,000 FOR JOINT ACCOUNTS
                                              EVERY 30 DAYS

TELETRANSFER                    $500          $250,000 FOR JOINT ACCOUNTS
                                              EVERY 30 DAYS


Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

(pound) amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

(pound) requests to send the proceeds to a different  payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

                                                                Your Investment

General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes
reasonable    measures    to    verify    the    order.

THE FUND RESERVES THE RIGHT TO:

                        (pound)refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund' s view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

(pound) refuse any purchase or exchange request in excess of 1% of the fund's total assets

(pound) change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

(pound)                     change its minimum investment amounts

(pound) delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income quarterly, and distributes any net capital gains that it has realized once a year. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable as follows:
                        --------------------------------------------------------

Taxability of distributions

Type of                                    Tax rate for    Tax rate for

distribution                               15% bracket     28% bracket or above
                        --------------------------------------------------------

INCOME                                     ORDINARY        ORDINARY
DIVIDENDS                                  INCOME RATE     INCOME RATE

SHORT-TERM                                 ORDINARY        ORDINARY
CAPITAL GAINS                              INCOME RATE     INCOME RATE

LONG-TERM
CAPITAL GAINS                              10%             20%

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


Taxes on transactions

Except in tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability.

The table at right also can provide a guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold up to 12 months after buying them. "Long-term capital gains" applies to shares sold after 12 months.

                                                                Your Investment

SERVICES FOR FUND INVESTORS

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-645-6561.
                        --------------------------------------------------------

For investing

DREYFUS AUTOMATIC                             For making automatic investments
ASSET BUILDER((reg.tm))                       from a designated bank account.

DREYFUS PAYROLL                               For making automatic investments
SAVINGS PLAN                                  through a payroll deduction.

DREYFUS GOVERNMENT                            For making automatic investments
DIRECT DEPOSIT                                from your federal employment,
PRIVILEGE                                     Social Security or other regular
                                              federal government check.

DREYFUS DIVIDEND                              For automatically reinvesting the
SWEEP                                         dividends and distributions from
                                              one Dreyfus fund into another
                                              (not available for IRAs).
                        --------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                                 For making regular exchanges
EXCHANGE PRIVILEGE                            from one Dreyfus fund into
                                              another.
                        --------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC                             For making regular withdrawals
WITHDRAWAL PLAN                               from most Dreyfus funds.


Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Our experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.

Exchange privilege

YOU CAN EXCHANGE $500 OR MORE from one Dreyfus fund into another (no minimum for retirement accounts) . You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application.

The Dreyfus Touch((reg.tm))

FOR 24-HOUR AUTOMATED ACCOUNT ACCESS, use Dreyfus Touch. With a touch-tone phone, you can easily manage your Dreyfus accounts, obtain information on other Dreyfus mutual funds and get current stock market quotes.

Retirement plans

Dreyfus offers a variety of retirement plans, including traditional, Roth and Education IRAs. Here's where you call for information:

(pound)  for traditional, rollover, Roth and Education IRAs, call 1-800-645-656

(pound) for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call 1-800-358-0910


                                                                Your Investment

 INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   The Dreyfus Family of Funds
P.O. Box 9387, Providence, RI 02940-9387

           By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * ABA# 021000018

   * DDA# 8900202874

   * the fund name

   * your Social Security or tax ID number

   * name(s) of investor(s)

   Call us to obtain an account number. Return your application.

           Automatically

   WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

   WITHOUT ANY INITIAL INVESTMENT Check the Dreyfus Step Program option on your application. Return your application, then complete the additional materials when they are sent to you.

           Via the Internet

   COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: The Dreyfus Family of Funds P.O. Box 105, Newark, NJ 07101-0105


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900202874

* the fund name

* your account number

* name(s) of investor(s)

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

ALL SERVICES Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the forms along with any other required materials.

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to: The Dreyfus Family of Funds P.O. Box 9671, Providence, RI 02940-9671

WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK Call us to request your transaction. A check will be sent to the address of record.

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.


  To reach Dreyfus, call toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  THE DREYFUS FAMILY OF FUNDS

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

                                                                Your Investment

 INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

           In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
The Dreyfus Trust Company, Custodian P.O. Box 6427, Providence, RI 02940-6427
           By Telephone

           Automatically

   WITHOUT ANY INITIAL INVESTMENT  Call us
to request a Dreyfus Step Program form. Complete and return the form along with your application.

           Via the Internet

   COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check (see "To Open an Account" at left).


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900202874

* the fund name

* your account number

* name of investor

* the contribution year

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account.

TELEPHONE CONTRIBUTION Call to request us to move money from a regular Dreyfus account to an IRA (both accounts must be held in the same shareholder name).

ALL SERVICES Call us to request a form to add an automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required.

Mail in your request (see "To Open an Account" at left).


DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.


  To reach Dreyfus, call toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  THE DREYFUS TRUST CO., CUSTODIAN

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

                                                                Your Investment

                                                           For More Information

                        Dreyfus Growth and Income Fund, Inc.
                        -----------------------------

                        SEC file number:  811-6474

                        More information on this fund is available free upon request, including the following:

                        Annual/Semiannual Report

                        Describes the fund' s performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

                        Statement of Additional Information (SAI)

                        Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from:

      SEC
      http://www.sec.gov

      DREYFUS
      http://www.dreyfus.com

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(c) 1999, Dreyfus Service Corporation                                 010P0399

                             FOR USE BY BANKS ONLY

                                                                  March 1, 1999

                     DREYFUS GROWTH AND INCOME FUND, INC.

                 SUPPLEMENT TO PROSPECTUS DATED MARCH 1, 1999

    All mutual fund shares involve certain investment risks, including the possible loss of principal.

                                                                    010s0399BNK


____________________________________________________________________________

                    DREYFUS GROWTH AND INCOME FUND, INC.

                     STATEMENT OF ADDITIONAL INFORMATION
                                MARCH 1, 1999
____________________________________________________________________________

     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus Growth and Income Fund, Inc. (the "Fund"), dated March 1, 1999, as it may be revised from time to time. To obtain a copy of the Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call one of the following numbers:

          Call Toll Free 1-800-645-6561
          In New York City -- Call 1-718-895-1206
          Outside the U.S. -- Call 516-794-5452

     The Fund's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

                       TABLE OF CONTENTS

Description of the Fund                                 B-2
Management of the Fund                                  B-15
Management Arrangements                                 B-20
How to Buy Shares                                       B-23
Shareholder Services Plan                               B-25
How to Redeem Shares                                    B-26
Shareholder Services                                    B-27
Determination of Net Asset Value                        B-31
Dividends, Distribution and Taxes                       B-32
Portfolio Transactions                                  B-34
Performance Information                                 B-35
Information About the Fund                              B-36
Counsel and Independent Auditors                        B-38
Appendix                                                B-39

                           DESCRIPTION OF THE FUND

     The Fund is a Maryland corporation formed on November 15, 1991. The Fund is an open-end, management investment company, known as a mutual fund.

     The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser.

     Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares.

Certain Portfolio Securities

     The following information supplements and should be read in conjunction with the Fund's Prospectus.

     Convertible Securities. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock and, therefore, are deemed to be equity securities for purposes of the Fund's management policies. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

     Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because of the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

     Warrants. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. The Fund may invest up to 2% of its net assets in warrants, except that this limitation does not apply to warrants purchased by the Fund that are sold in units with, or attached to, other securities.

     Depositary Receipts. The Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, "ADRs") and Global Depositary Receipts and Global Depositary Shares (collectively, "GDRs") and other forms of depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.

     These securities may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

     Illiquid Securities. The Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

     Zero Coupon Securities. The Fund may invest in zero coupon U.S. Treasury securities, which are Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Zero coupon securities also are issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The amount of the discount fluctuates with the market price of the security. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

     Municipal Obligations. Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, the interest from which, in the opinion of bond counsel to the issuer, is exempt from Federal income tax. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations by the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal obligations bear fixed, floating or variable rates of interest. Certain municipal obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related municipal obligation and purchased and sold separately.

     While, in general, municipal obligations are tax exempt securities having relatively low yields as compared to taxable, non-municipal obligations of similar quality, certain municipal obligations are taxable obligations, offering yields comparable to, and in some cases greater than, the yields available on other permissible Fund investments. Dividends received by shareholders on Fund shares which are attributable to interest income received by the Fund from municipal obligations generally will be subject to federal income tax. The Fund may invest in municipal obligations, the ratings of which correspond with the ratings of other permissible Fund,

     Money Market Instruments. The money market instruments in which the Fund may invest consist of U.S. Government securities, certificates of deposit, time deposits, bankers' acceptances, short-term investment grade corporate bonds and other short-term debt instruments, and repurchase agreements. While the Fund does not intend to limit the amount of its assets invested in money market instruments, except to the extent believed necessary to achieve its investment objective, it does not expect under normal market conditions to have a substantial portion of its assets invested in money market instruments. However, when the Manager determines that adverse market conditions exist, the Fund may adopt a temporary defensive position and invest all of its assets in money market instruments.

U.S. Government Securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities that differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies and instrumentalities, no assurance can be given that it will always do so since it is not so obligated by law.


Repurchase Agreements. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Fund's custodian or sub-custodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Fund. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement the Fund will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Fund may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below the resale price. The Fund may enter into repurchase agreements with certain banks or non-bank dealers.


Bank Obligations. The Fund may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

     Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

Commercial Paper. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations which, at the time of their purchase, are (a) rated not lower than Prime-1 by Moody's Investors Service, Inc. ("Moody's"), A-1 by Standard & Poor's Ratings Group ("S&P"), F-1 by Fitch IBCA, Inc. ("Fitch") or Duff-1 by Duff & Phelps Credit Rating Co. ("Duff," and with the other rating agencies, the "Rating Agencies"), (b) issued by companies having an outstanding unsecured debt issue currently rated at least A3 by Moody's or A- by S&P, Fitch or Duff, or (c) if unrated, determined by the Manager to be of comparable quality to those rated obligations which may be purchased by the Fund.

Investment Techniques

     The following information supplements and should be read in conjunction with the Fund's Prospectus.

     Foreign Currency Transactions. The Fund may enter into foreign currency transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.

     Foreign currency transactions may involve, for example, the Fund's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies, which would involve the Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund contracted to receive in the exchange. The Fund's success in these transactions will depend principally on the ability of the Manager to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

     Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

     Leverage. Leveraging (that is, buying securities using borrowed money) exaggerates the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed for leveraging is limited to 33-1/3% of the value of the Fund's total assets. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, the Investment Company Act of 1940, as amended (the "1940 Act"), requires the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Fund also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     The Fund may enter into reverse repurchase agreements with banks, brokers or dealers. This form of borrowing involves the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security at principal plus accrued interest. Except for these transactions, the Fund's borrowings generally will be unsecured.

     Short-Selling. In these transactions, the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.

     Securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets. The Fund may not make a short sale which results in the Fund having sold short in the aggregate more than 5% of the outstanding securities of any class of an issuer.

     The Fund also may make short sales "against the box," in which the Fund enters into a short sale of a security it owns. At no time will more than 15% of the value of the Fund's net assets be in deposits on short sales against the box.

     Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account, containing permissible liquid assets, at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral always equals the current value of the security sold short; or (b) otherwise cover its short position.

     Lending Portfolio Securities. The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund continues to be entitled to payments in amounts equal to the dividends, interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and at the same time to earn income on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a
portfolio loan transaction breaches its agreement with the Fund.   In
connection with its securities lending transactions, the Fund may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

     Derivatives. The Fund may invest in, or enter into, derivatives, such as options and futures, for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would.

     Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

     Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund's performance.

     If the Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. The Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

     Although the Fund will not be a commodity pool, certain derivatives subject the Fund to the rules of the Commodity Futures Trading Commission which limit the extent to which the Fund can invest in such derivatives.
The Fund may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, the Fund may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

     Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., variation margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Manager will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

Futures Transactions--In General. The Fund may enter into futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange, or on exchanges located outside the United States, such as the London International Financial Futures Exchange, the Deutsche Termine Borse and the Sydney Futures Exchange Limited. Foreign markets may offer advantages such as a trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

     Engaging in these transactions involves risk of loss to the Fund which could adversely affect the value of the Fund's net assets. Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

     Successful use of futures by the Fund also is subject to the Manager's ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

     Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to set aside permissible liquid assets in a segregated account to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Fund may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price. In addition, the segregation of such assets will have the effect of limiting the Fund's ability otherwise to invest those assets.

Specific Futures Transactions. The Fund may purchase and sell stock index futures contracts. A stock index future obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

     The Fund may purchase and sell interest rate futures contracts. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

     The Fund may purchase and sell currency futures. A currency future obligates the Fund to purchase or sell an amount of a specific currency at a future date at a specific price.

Options--In General. The Fund may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options. The Fund may write (i.e., sell) covered call and put option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

     A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating cash or other securities. A put option written by the Fund is covered when, among other things, cash or liquid securities having a value equal to or greater than the exercise price of the option are placed in a segregated account to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

     There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

Specific Options Transactions. The Fund may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or stock indices listed on national securities exchanges or traded in the over-the-counter market. An option on a stock index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular stock.

     The Fund may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

     Successful use by the Fund of options will be subject to the Manager's ability to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies or interest rates. To the extent the Manager's predictions are incorrect, the Fund may incur losses.

     Future Developments. The Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its Prospectus or Statement of Additional Information.


     Forward Commitments. The Fund may purchase securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will set aside in a segregated account permissible liquid assets at least equal at all times to the amount of the purchase commitment.


     Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment or when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.


Investment Considerations and Risks

     Foreign Securities. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

     Because evidences of ownership of foreign securities usually are held outside the United States, the Fund will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal, interest and dividends on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Moreover, foreign securities held by the Fund may trade on days when the Fund does not calculate its net asset value and thus affect the Fund's net asset value on days when investors have no access to the Fund.

     Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

     Lower Rated Convertible Securities. The Fund may invest up to 35% of its net assets in higher yielding (and, therefore, higher risk) convertible debt securities, such as those rated Ba or lower by Moody's and BB or lower by S&P, Fitch and Duff and as low as Caa by Moody's or CCC by S&P, Fitch or Duff (commonly known as junk bonds). They may be subject to certain risks and to greater market fluctuations than lower yielding investment grade securities. See "Appendix" for a general description of the Rating Agencies' ratings. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these securities. The Fund will rely on the Manager's judgment, analysis and experience in evaluating the creditworthiness of an issuer.

     You should be aware that the market values of many of these securities tend to be more sensitive to economic conditions than are higher rated securities and will fluctuate over time. These securities generally are considered by the Rating Agencies to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

     Companies that issue certain of these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with the higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may not have sufficient revenues to meet their interest payment obligations.
The issuer's ability to service its debt obligations also may be affected adversely by specific corporate developments, forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the issuer.

     Because there is no established retail secondary market for many of these securities, the Fund may be able to sell such securities only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable, objective data may be available.

     These securities may be particularly susceptible to economic downturns. It is likely that an economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

     The Fund may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. The Fund has no arrangement with any persons concerning the acquisition of such securities, and the Manager will review carefully the credit and other characteristics pertinent to such new issues.

     Simultaneous Investments. Investment decisions for the Fund are made independently from those of the other investment companies advised by the Manager. If, however, such other investment companies desire to invest in, or dispose of, the same securities as the Fund, available investment or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

Investment Restrictions

     The Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the Fund has adopted investment restrictions numbered 1 through 7 as fundamental policies. Investment restrictions numbered 8 through 13 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The Fund may not:

     1. Invest in commodities, except that the Fund may invest in futures contracts and options on futures contracts as described in the Fund's Prospectus and this Statement of Additional Information.

     2. Purchase, hold or deal in real estate, real estate limited partnership interests, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate and may purchase and sell securities issued by companies that invest or deal in real estate. In particular, the Fund may purchase mortgage-backed securities and real estate investment trust securities.

     3. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

     4. Make loans to others, except through the purchase of debt obligations or the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board.

     5. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

     6. Invest more than 25% of its assets in the securities of issuers in any particular industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     7. Issue any senior security as such term is defined in Section 18(f) of the 1940 Act, except as permitted in Investment Restriction Nos. 1, 3, 8 and 9.

     8. Purchase, sell or write puts, calls or combinations thereof, except as described in the Fund's Prospectus and this Statement of Additional Information.

     9. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

     10. Purchase warrants in excess of 2% of its net assets. For purposes of this restriction, such warrants shall be valued at the lower of cost or market, except that warrants acquired by the Fund in units or attached to securities shall not be included within this 2% restriction.

     11. Purchase securities of any company having less than three years' continuous operations (including operations of any predecessors) if such purchase would cause the value of the Fund's investments in all such companies to exceed 5% of the value of its total assets.

     12. Invest in the securities of a company for the purpose of exercising management or control.

     13. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

                           MANAGEMENT OF THE FUND

     The Fund's Board is responsible for the management and supervision of the Fund. The Board approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

     The Dreyfus Corporation            Investment Adviser
     Premier Mutual Fund Services,      Distributor
     Inc.
     Dreyfus Transfer, Inc.             Transfer Agent
     Mellon Bank, N.A.                  Custodian

     Board members and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below.

Board Members of the Fund

JOSEPH S. DiMARTINO, Chairman of the Board. Since January 1995, Chairman of the Board of various funds in the Dreyfus Family of Funds. He also is a director of The Noel Group, Inc., a venture capital company (for which, from February 1995 until November 1997, he was Chairman of the Board), The Muscular Dystrophy Association, HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs, Carlyle Industries, Inc. (formerly, Belding Heminway Company, Inc.), a button packager and distributor, Career Blazers, Inc. (formerly, Staffing Resources, Inc.), a temporary placement agency, and Century Business Services, Inc. (formerly, International Alliance Services, Inc.), a provider of various outsourcing functions for small and medium sized companies. For more than five years prior to January 1995, he was President, a director and, until August 1994, Chief Operating Officer of the Manager and Executive Vice President and a director of Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager and, until August 24, 1994, the Fund's distributor. From August 1994 until December 31, 1994, he was a director of Mellon Bank Corporation. He is 55 years old and his address is 200 Park Avenue, New York, New York 10166.


DAVID P. FELDMAN, Board Member. A director of several mutual funds in the 59 Wall Street Mutual Funds Group, and of Jeffrey Company, a private investment company. He was employed by AT&T from July 1961 to his retirement in May 1997, most recently serving as Chairman and Chief Executive Officer of AT&T Investment Management Corporation. He is 59 years old and his address is 466 Lexington Avenue, New York, New York 10017.


JOHN M. FRASER, JR., Board Member. Retired President of Fraser Associates, a service company for planning and arranging corporate meetings and other events. From September 1975 to June 1978, he was Executive Vice President of Flagship Cruises, Ltd. Prior thereto, he was Senior Vice President and Resident Director of the Swedish-American Line for the United States and Canada. He is 77 years old and his address is 133 East 64th Street, New York, New York 10021.


ROBERT R. GLAUBER, Board Member.  Research Fellow, Center for Business and
     Government at the John F. Kennedy School of Government, Harvard University, since January 1992. He was Under Secretary of the Treasury for Finance at the U.S. Treasury Department from May 1989 to January 1992. For more than five years prior thereto, he was a Professor of Finance at the Graduate School of Business Administration of Harvard University and, from 1985 to 1989, Chairman of its Advanced Management Program. He is Chairman of The Measurisk Group, a risk measurement advisory and software development firm, co-Chairman of the Investment Committee, Massachusetts State Retirement Fund, and is also a director of The Dun & Bradstreet Corp., Exel Limited, a Bermuda based insurance company, Cooke & Bieler, Inc., investment counselors, National Association of Securities Dealer, Inc., NASD Regulation, Inc. and the Federal Reserve Bank of Boston. He is 59 years old and his address is 79 John F. Kennedy Street, Cambridge, Massachusetts 02138.


JAMES F. HENRY, Board Member.  President of the CPR Institute for Dispute
     Resolution, a non-profit organization principally engaged in the development of alternatives to business litigation. He was a partner of Lovejoy, Wasson & Ashton from January 1977 to September 1979. He was President and a director of the Edna McConnell Clark Foundation, a philanthropic organization, from September 1971 to December 1976. He is 68 years old and his address is c/o CPR Institute for Dispute Resolution, 366 Madison Avenue, New York, New York 10017.


ROSALIND GERSTEN JACOBS, Board Member.  Merchandise and marketing consultant.
     From 1977 to 1998 director of Merchandise and Marketing for Corporate Property Investors, a real estate investment company. From 1974 to 1976, she was owner and manager of a merchandise and marketing consulting firm. Prior to 1974, she was Vice President of Macy's, New York. She is 73 years old and her address is c/o Corporate Property Investors, 305 East 47th Street, New York, New York 10017.


IRVING KRISTOL, Board Member.   John M. Olin Distinguished Fellow of the
     American Enterprise Institute for Public Policy Research, co-editor of The Public Interest magazine and an author or co-editor of several books. From May 1981 to December 1994, he was consultant to the Manager on economic matters; from 1969 to 1988, he was Professor of Social Thought at the Graduate School of Business Administration, New York University; from September 1969 to August 1979, he was Henry R. Luce Professor of Urban Values at New York University; from 1975 to 1990, he was a director of Lincoln National Corporation, an insurance company; and from 1977 to 1990, he was a director of Warner-Lambert Company, a pharmaceutical and consumer products company. He is 79 years old and his address is c/o The Public Interest, 1112 16th Street, N.W., Suite 530, Washington, D.C. 20036.


DR. PAUL A. MARKS, Board Member.  President and Chief Executive Officer of
     Memorial Sloan-Kettering Cancer Center. He is also a director emeritus of Pfizer, Inc., a pharmaceutical company, where he served as director from 1978 to 1996; and a director of Tulerik, Inc., a biotechnology company, and Genos, Inc., a Genomics company. He was Vice President for Health Sciences and Director of the Cancer Center at Columbia University from 1973 to September 1980, and Professor of Medicine and of Human Genetics and Development at Columbia University from 1968 to 1982. He was a director of Life Technologies, Inc., a life science company producing products for cell and molecular biology and microbiology from 1986 to 1996. He is 72 years old and his address is c/o Memorial Sloan-Kettering Cancer Center, 1275 York Avenue, New York, New York 10021.


DR. MARTIN PERETZ, Board Member. Editor-in-Chief of The New Republic magazine and a lecturer in social studies at Harvard University, where he has been a member of the faculty since 1965. He is a trustee of the Center for Blood Research at the Harvard Medical School; and the
     Academy for Liberal Education, an accrediting agency for colleges and universities certified by the U.S. Department of Education; and a director of Leukosite Inc., a biopharmaceutical company. Dr. Peretz is also a Co-Chairman of TheStreet.com, a financial daily on the Web and a director of The Electonic Newstand, a distributor of magazines on the Web. From 1988 to 1989, he was a director of Bank Leumi Trust Company of New York, and from 1988 to 1991, he was a director of Carmel Container Corporation. He is 59 years old and his address is c/o The New Republic, 1220 19th Street, N.W., Washington, D.C. 20036.


BERT W. WASSERMAN, Board Member. Financial Consultant. He is also a director of Malibu Entertainment International, Inc., the Lillian Vernon Corporation and Winstar Communications, Inc. From January 1990 to March 1995, he was Executive Vice President and Chief Financial Officer, and from January 1990 to March 1993, a director of Time Warner Inc.; from 1981 to 1990, he was a member of the Office of the President and a director of Warner Communications Inc. He is 66 years old and his address is 126 East 56th Street, Suite 12 North, New York, New York 10022.


     For so long as the Fund's plan described in the section captioned "Shareholder Services Plan" remains in effect, the Board members of the Fund who are not "interested persons" of the Fund, as defined in the 1940 Act, will be selected and nominated by the Board members who are not "interested persons" of the Fund.

     The Fund typically pays its Board members an annual retainer and a per meeting fee and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Fund for the fiscal year ended October 31, 1998, and by all other funds in the Dreyfus Family of Funds for which such person is a Board member (the number of which is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 1998, were as follows:


                                               Total Compensation
                           Aggregate           From Fund and Fund
Name of Board              Compensation        Complex Paid to
Member                     From Fund*          Board Members

Joseph S. DiMartino        $10,000                $619,660 (97)

David P. Feldman           $ 7,500                $106,750 (25)

John M. Fraser, Jr.        $ 7,500                $  75,750 (14)

Robert R. Glauber          $ 7,500                $  88,250 (2)

James F. Henry             $ 8,000                $  54,250 (10)

Rosalind Gersten Jacobs    $ 7,500                $  84,000 (20)

Irving Kristol             $ 8,000                $  50,000 (10)

Dr. Paul A. Marks          $ 7,500                $  50,000 (10)

Dr. Martin Peretz          $ 7,500                $  54,250 (10)

Bert W. Wasserman          $ 7,500                $  54,250 (10)

________________
* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $768 for all Board members as a group.


Officers of the Fund

MARIE E. CONNOLLY, President and Treasurer.  President, Chief Executive
     Officer, Chief Compliance Officer and a director of the Distributor and Funds Distributor, Inc., the ultimate parent of which is Boston Institutional Group, Inc., and an officer of other investment companies advised or administered by the Manager. She is 41 years old.


MARGARET W. CHAMBERS, Vice President and Secretary. Senior Vice President and General Counsel of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From August 1996 to March 1998, she was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray. She is 39 years old.


MICHAEL S. PETRUCELLI, Vice President, Assistant Secretary and Assistant
     Treasurer. Senior Vice President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From December 1989 through November 1996, he was employed by GE Investment Services where he held various financial, business development and compliance positions. He also served as Treasurer of the GE Funds and as a Director of GE Investment Services. He is 37 years old.


STEPHANIE D. PIERCE, Vice President, Assistant Secretary and Assistant
     Treasurer. Vice President and Client Development Manager of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1997 to March 1998, she was employed as a Relationship Manager with Citibank, N.A. From August 1995 to April 1997, she was an Assistant Vice President with Hudson Valley Bank, and from September 1990 to August 1995, she was Second Vice President with Chase Manhattan Bank. She is 30 years old.

MARY A. NELSON, Vice President and Assistant Treasurer. Vice President of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From September 1989 to July 1994, she was an Assistant Vice President and Client Manager for The Boston Company, Inc. She is 34 years old.


GEORGE A. RIO, Vice President and Assistant Treasurer.  Executive Vice
     President and Client Service Director of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From June 1995 to March 1998, he was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, he was Director of Business Development for First Data Corporation. From September 1983 to May 1994, he was Senior Vice President and Manager of Client Services and Director of Internal Audit at The Boston Company, Inc. He is 44 years old.


JOSEPH F. TOWER, III, Vice President and Assistant Treasurer.  Senior Vice
     President, Treasurer, Chief Financial Officer and a director of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From July 1988 to August 1994, he was employed by The Boston Company, Inc. where he held various management positions in the Corporate Finance and Treasury areas. He is 37 years old.


DOUGLAS C. CONROY, Vice President and Assistant Secretary.  Assistant Vice
     President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1993 to January 1995, he was a Senior Fund Accountant for Investors Bank & Trust Company. He is 29 years old.


CHRISTOPHER J. KELLEY, Vice President and Assistant Secretary.  Vice
     President and Senior Associate General Counsel of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1994 to July 1996, he was Assistant Counsel at Forum Financial Group. He is 34 years old.


KATHLEEN K. MORRISEY, Vice President and Assistant Secretary.  Manager of
     Treasury Services Administration of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From July 1994 to November 1995, she was a Fund Accountant for Investors Bank & Trust Company. She is 26 years old.

ELBA VASQUEZ, Vice President and Assistant Secretary.  Assistant Vice
     President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From March 1990 to May 1996, she was employed by U.S. Trust Company of New York, where she held various sales and marketing positions. She is 37 years old.

     The address of each officer of the Company is 200 Park Avenue, New York, New York 10166.


     The Fund's Board members and officers, as a group, owned less than 1% of the Fund's voting securities outstanding on February 4, 1999.



                           MANAGEMENT ARRANGEMENTS

     Investment Adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets.

     The Manager provides management services pursuant to the Management Agreement (the "Agreement") dated August 24, 1994 with the Fund, which is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement was approved by shareholders on August 2, 1994, and was last approved by the Fund's Board, including a majority of the Board members who are not "interested persons" of any party to the Agreement, at a meeting held on September 14, 1998. The Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Fund's shares, or, on not less than 90 days' notice, by the Manager. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).


     The following persons are officers and/or directors of the Manager:
Christopher M. Condron, Chairman of the Board and Chief Executive Officer; Stephen E. Canter, President, Chief Operating Officer, Chief Investment Officer and a director; Thomas F. Eggers, Vice Chairman-Institutional and a director; Lawrence S. Kash, Vice Chairman and a director; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman; William
T. Sandalls, Jr., Executive Vice President; Mark N. Jacobs, Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Andrew S. Wasser, Vice President-Information Systems; Theodore A. Schachar, Vice President; Wendy Strutt, Vice President; Richard Terres, Vice President; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt, Steven G. Elliott, Martin C. McGuinn, Richard W. Sabo and Richard F. Syron, directors.


     The Manager manages the Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. The Manager is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The Fund's portfolio managers are Timothy M. Ghriskey and Douglas D. Ramos. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund and for other funds advised by the Manager.

     The Manager maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay securities dealers, banks or other financial institutions in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

     All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by the Manager. The expenses borne by the Fund include: taxes, interest, loan commitment fees, dividends and interest on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses.


     As compensation for the Manager's services to the Fund, the Fund has agreed to pay the Manager a monthly management fee at the annual rate of
 .75% of the value of the Fund's average daily net assets. All fees and expenses are accrued daily and deducted before declaration of dividends to shareholders. For the fiscal years ended October 31, 1996, 1997 and 1998, the management fees paid by the Fund amounted to $14,416,346, $15,103,492 and $14,098,441, respectively.


     The Manager has agreed that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense to the extent required by state law. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.

     The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.

     Distributor. The Distributor, located at 60 State Street, Boston, Massachusetts 02109, serves as the Fund's distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually.

     The Distributor may pay dealers a fee up to .50% of the amount invested through such dealers in Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs, or (ii) such plan's or program's aggregate investment in the Dreyfus Family or Funds or certain other products made available by the Distributor to such plan or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Shares of fund in the Dreyfus Family of Funds then held by Eligible Benefit Plans will be aggregated to determine the fee payable. The Distributor reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it.

     Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

     Mellon Bank, N.A. (the "Custodian"), the Manager's parent, One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, acts as custodian of the Fund's investments. Under a custody agreement with the Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of the Fund's domestic assets held in custody and receives certain securities transactions charges.

                              HOW TO BUY SHARES

     General. Fund shares are sold without a sales charge. You may be charged a fee if you effect transactions in Fund shares through a securities dealer, bank or other financial institution. Stock certificates are issued only upon your written request. No certificates are issued for fractional shares. The Fund reserves the right to reject any purchase order.

     The minimum initial investment is $2,500, or $1,000 if you are a client of a securities dealer, bank or other financial institution which maintains an omnibus account in the Fund and has made an aggregate minimum initial purchase for its customers of $2,500. Subsequent investments must be at least $100. However, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs"), and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Fund's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. The Fund reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Fund. The Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

     Fund shares also are offered without regard to the minimum initial investment requirements through Dreyfus-Automatic Asset Builderr, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

     Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form is received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time) on each day the New York Stock Exchange is open for business. For purposes of computing net asset value per share, options will be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares outstanding. The Fund's investments are valued based on market value or, where market quotations are not readily available, based on fair market value as determined in good faith by the Fund's Board. For further information regarding the methods employed in valuing the Fund's investments, see "Determination of Net Asset Value."

     For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.


     Dreyfus TeleTransfer Privilege. You may purchase shares by telephone if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.


     Dreyfus TeleTransfer purchase orders may be made at any time. Purchase orders received by 4:00 p.m., New York time, on any business day that the Transfer Agent and the New York Stock Exchange are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., New York time, on any business day the Transfer Agent and the New York Stock Exchange are open for business, or orders made on Saturday, Sunday or a Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use Dreyfus TeleTransfer Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be wired to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares--Dreyfus TeleTransfer Privilege."

     Transactions Through Securities Dealers. Fund shares may be purchased and redeemed through securities dealers which may charge a transaction fee for such services. Some dealers will place the Fund's shares in an account with their firm. Dealers also may require that the customer invest more than the $1,000 minimum investment; the customer not take physical delivery of share certificates; the customer not request redemption checks to be issued in the customer's name; fractional shares not be purchased; or other conditions.

     There is no sales or service charge by the Fund or the Distributor, although investment dealers, banks and other institutions may make reasonable charges to investors for their services. The services provided and the applicable fees are established by each dealer or other institution acting independently of the Fund. The Fund has been given to understand that these fees may be charged for customer services including, but not limited to, same-day investment of client funds; same-day access to client funds; advice to customers about the status of their accounts, yield currently being paid or income earned to date; provision of periodic account statements showing security and money market positions; other services available from the dealer, bank or other institution; and assistance with inquiries related to their investment. Any such fees will be deducted monthly from your account, which on smaller accounts could constitute a substantial portion of distributions. Small, inactive, long-term accounts involving monthly service charges may not be in the best interest of investors. You should be aware that you may purchase shares of the Fund directly from the Fund without imposition of any maintenance or service charges, other than those already described herein.

     Reopening an Account. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.


                          SHAREHOLDER SERVICES PLAN

     The Fund has adopted a Shareholder Services Plan pursuant to which the Fund reimburses Dreyfus Service Corporation, an amount not to exceed an annual rate of .25% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts.

     A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Fund's Board for its review. In addition, the Shareholder Services Plan provides that material amendments of the Plan must be approved by the Fund's Board and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Shareholder Services Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Plan. The Shareholder Services Plan was last so approved on September 14, 1998. The Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Shareholder Services Plan.


     For the fiscal year ended October 31, 1998, the amount charged to the Fund under the Shareholder Services Plan was $4,320,415.



                            HOW TO REDEEM SHARES

     Wire Redemption Privilege. By using this Privilege, you authorize the Transfer Agent to act on wire, telephone or letter redemption instructions from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of a redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

     If you have access to telegraphic equipment, you may wire redemption requests to the Transfer Agent by employing the following transmittal code which may be used for domestic or overseas transmissions:

                                             Transfer Agent's
          Transmittal Code                   Answer Back Sign

               144295                        144295 TSSG PREP

     If you do not have direct access to telegraphic equipment, you may have the wire transmitted by contacting a TRT Cables operator at 1-800-654-7171, toll free. You should advise the operator that the above transmittal code must be used and should also inform the operator of the Transfer Agent's answer back sign.

     To change the commercial bank or account designated to receive wire redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."


     Dreyfus TeleTransfer Privilege. You may request by telephone that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Holders of jointly registered Fund or bank accounts may redeem through the Dreyfus TeleTransfer Privilege for transfer to their bank account not more than $250,000 within any 30-day period. You should be aware that if you have selected the Dreyfus TeleTransfer Privilege, any request for a wire redemption will be effected as a Dreyfus TeleTransfer transaction through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. See "How to Buy Shares-- Dreyfus TeleTransfer Privilege."


     Stock Certificates; Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request.
Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guaranties, please call one of the telephone numbers listed on the cover.

     Redemption Commitment. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission and is a fundamental policy of the Fund which may not be changed without shareholder approval. In the case of requests for redemption in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sold such securities, brokerage charges would be incurred.

     Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.


                            SHAREHOLDER SERVICES

     Fund Exchanges. You may purchase, in exchange for shares of the Fund, shares of certain other funds managed or administered by the Manager, to the extent such shares are offered for sale in your state of residence. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

          A. Exchanges for shares of funds that are offered without a sales load will be made without a sales load.

          B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

          C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

          D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

     To accomplish an exchange under item D above, you must notify the Transfer Agent of your prior ownership of fund shares and your account number.

     To request an exchange, you must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless you check the applicable "No" box on the account application, indicating that you specifically refuse this Privilege. By using Telephone Exchange Privilege, you authorize the Transfer Agent to act on telephonic instructions (including over The Dreyfus Touchr automated telephone system) from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.

     To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

     Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits you to purchase, in exchange for shares of the Fund, shares of another fund in the Dreyfus Family of Funds. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

     Fund Exchanges and the Dreyfus Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.

     Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561. The Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchanges service or Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

     Dreyfus-Automatic Asset Builderr. Dreyfus-Automatic Asset Builder permits you to purchases Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

     Dreyfus Government Direct Deposit Privilege. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into your fund account. You may deposit as much of such payments as you elect.

     Dreyfus Payroll Savings Plan. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer, not the Distributor, the Manager, the Fund, the Transfer Agent or any other person, to arrange for transactions under the Dreyfus Payroll Savings Plan.


     Dreyfus Step Program. Dreyfus Step Program enables you to purchase Fund shares without regard to the Fund's minimum initial investment requirements through Dreyfus-Automatic Asset Builderr, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan. To establish a Dreyfus Step Program account, you must supply the necessary information on the Account Application and file the required authorization form(s) with the Transfer Agent. For more information concerning this Program, or to request the necessary authorization form(s), please call toll free 1-800-782-6620. You may terminate your participation in this Program at any time by discontinuing your participation in Dreyfus-Automatic Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s). The Fund may modify or terminate this Program at any time.


     Dreyfus Dividend Options. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from the Fund in shares of another fund in the Dreyfus Family of Funds of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

          A. Dividends and distributions paid by the fund may be invested without imposition of a sales load in shares of other funds that are offered without a sales load.

          B. Dividends and distributions paid by the fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

          C. Dividends and distributions paid by the fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept, without giving effect to any reduced loads, the difference will be deducted.

          D. Dividends and distributions paid by the fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.


     Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.


     Automatic Withdrawal Plan. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. The Automatic Withdrawal Plan may be terminated at any time by you, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.


     Corporate Pension/Profit-Sharing and Retirement Plans. The Fund makes available to corporations a variety of prototype pension and profit-sharing plans including a 401(k) Salary Reduction Plan. In addition, the Fund makes available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, rollover IRAs and Education IRAs), and 403(b)(7) Plans. Plan support services also are available. You can obtain details on the various plans by calling the following numbers toll free:
for Keogh Plans, please call 1-800-358-5566; for IRAs (except SEP-IRAs), please call 1-800-645-6561; or for SEP-IRAs, 401(k) Salary Reduction Plans and 403(b)(7) Plans, please call 1-800-322-7880.

     If you wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, you may request from the Distributor forms for adoption of such plans.

     The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

     Shares may be purchased in connection with these plans only by direct remittance to the entity acting as custodian. Purchases for these plans may not be made in advance of receipt of funds.

     The minimum initial investment for corporate plans, Salary Reduction Plans, 403(b)(7) Plans and SEP-IRAs with more than one participant, is $2,500 with no minimum for subsequent purchases. The minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum for subsequent purchases.

     You should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.


                      DETERMINATION OF NET ASSET VALUE

     Valuation of Portfolio Securities. Portfolio securities, including covered call options written by the Fund, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Any assets or liabilities initially expressed in terms of foreign currency will be translated into dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation by the Federal Reserve Bank of New York or if no such rate is quoted on such date, at the exchange rate previously quoted by the Federal Reserve Bank of New York or at such other quoted market exchange rate as may be determined to be appropriate by the Manager. Forward currency contracts will be valued at the current cost of offsetting the contract. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value does not take place contemporaneously with the determination of prices of certain portfolio securities. Short-term investments may be carried at amortized cost, which approximates value. Expenses and fees, including the management fee, are accrued daily and taken into account for the purpose of determining the net asset value of Fund shares.

     Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Fund's Board, are valued at fair value as determined in good faith by the Board. The Board will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Board members generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board if the Board members believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board.

     New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving and Christmas.


                      DIVIDENDS, DISTRIBUTION AND TAXES

     Management believes that the Fund qualified for the fiscal year ended October 31, 1998 as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a regulated investment company, the Fund will pay no Federal income tax on net investment income and net realized securities gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Fund must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders and meet certain asset diversification and other requirements. If the Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to Federal income tax.

     The Fund ordinarily declares and pays dividends from net investment income quarterly, and distributes net realized securities gains, if any, once a year, but it may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. The Fund will not make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired.

     If you elect to receive dividends and distributions in cash, and your dividend and distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividend or distribution and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

     Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the aggregate net asset value of his shares below the cost of the investment. Such a dividend or distribution would be a return on investment in an economic sense, although taxable as stated in the Prospectus. In addition, the Code provides that if a shareholder holds shares of the Fund for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as a long-term capital loss to the extent of the capital gain distribution received.

     Depending upon the composition of the Fund's income, the entire amount or a portion of the dividends from net investment income may qualify for the dividends received deduction allowable to qualifying U.S. corporate shareholders ("dividends received deduction"). In general, dividend income from the Fund distributed to qualifying corporate shareholders will be eligible for the dividends received deduction only to the extent that the Fund's income consists of dividends paid by U.S. corporations. However,
Section 246(c) of the Code provides that if a qualifying corporate shareholder has disposed of Fund shares held for less than 46 days, which 46 days generally must be during the 90-day period commencing 45 days before the shares become ex-dividend, and has received a dividend from net investment income with respect to such shares, the portion designated by the Fund as qualifying for the dividends received deduction will not be eligible for such shareholder's dividends received deduction. In addition, the Code provides other limitations with respect to the ability of a qualifying corporate shareholder to claim the dividends received deduction in connection with holding Fund shares.

     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gain or loss realized from the disposition of non-U.S. dollar denominated securities (including debt instruments, certain financial futures and options, and certain preferred stock) may be treated as ordinary income or loss under
Section 988 of the Code. In addition, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Code. Finally, all or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under Section 1258 of the Code. "Conversion transactions" are defined to include certain forward, futures, option and straddle transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

     Under Section 1256 of the Code, gain or loss realized by the Fund from certain financial futures and options transactions (other than those taxed under Section 988 of the Code) will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon the exercise or lapse of such futures and options as well as from closing transactions. In addition, any such futures or options remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.

     Offsetting positions held by the Fund involving financial futures and options transactions may be considered, for tax purposes, to constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, override or modify the provisions of Sections 988 and 1256 of the Code. As such, all or a portion of any short or long-term capital gain from certain "straddle" transactions may be recharacterized to ordinary income.

     If the Fund were treated as entering into straddles by reason of its futures or options transactions, such straddles could be characterized as "mixed straddles" if the futures or options transactions comprising such straddles were governed by Section 1256 of the Code. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results to the Fund may differ. If no election is made, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and conversion transactions rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain on straddle positions may be recharacterized as short-term capital gain or ordinary income.

     The Taxpayer Relief Act of 1997 included constructive sale provisions that generally apply if the Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a "Contract") respecting the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property. In each instance, with certain exceptions, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively. Transactions that are identified hedging or straddle transactions under other provisions of the Code can be subject to the constructive sale provisions.

     Investment by the Fund in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations could under special tax rules affect the amount, timing and character of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments. For example, the Fund could be required to accrue a portion of the discount (or deemed discount) at which the securities were issued each year and to distribute such income in order to maintain its qualification as a regulated investment company. In such case, the Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

                           PORTFOLIO TRANSACTIONS

     The Manager supervises the placement of orders on behalf of the Fund for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of the Manager and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders at the most favorable net price. Subject to this consideration, the brokers selected include those that supplement the Manager's research facilities with statistical data, investment information, economic facts and opinions. Information so received is in addition to and not in lieu of services required to be performed by the Manager and the Manager's fee is not reduced as a consequence of the receipt of such supplemental information. Such information may be useful to the Manager in serving both the Fund and other clients which it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager in carrying out its obligation to the Fund. Brokers also are selected based upon their sales of shares of the Fund or other funds advised by the Manager or its affiliates, as well as their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Large block trades, in certain cases, may result from two or more clients the Manager might advise being engaged simultaneously in the purchase or sale of the same security. Certain of the Fund's transactions in securities of foreign issuers may not benefit from the negotiated commission rates available to the Fund for transactions in securities of domestic issuers. Foreign exchange transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission. When transactions are executed in the over-the-counter market, the Fund will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

     Portfolio turnover may vary from year to year as well as within the year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Manager based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.


     For fiscal years ended October 31, 1996, 1997 and 1998, the Fund paid total brokerage commissions of $5,499,442, $5,098,123 and $4,196,019, respectively, none of which was paid to the Distributor. The above figures for brokerage commissions do not include gross spreads and concessions on principal transactions which, where determinable, amounted to $4,799,663, $2,743,833 and $1,455,986, respectively, for the same periods, none of which was paid to the Distributor.


     The aggregate amount of transactions during the fiscal year ended October 31, 1998 in securities effected on an agency basis through a broker in consideration of, among other things, research services provided was $264,306,967 and the commissions and concessions related to such transactions were $320,023.



                           PERFORMANCE INFORMATION


     The Fund's average annual total return for the 1, 5 and 6.84 year periods ended October 31, 1998 was 7.23%, 10.37% and 12.88%, respectively. Average annual total return is calculated by determining the ending redeemable value of an investment purchased at net asset value per share with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.


     Total return is calculated by subtracting the amount of the Fund's net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period. The Fund's total return for the period December 31, 1991 (commencement of operations) to October 31, 1998 was 129.06%.


     Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, Morningstar, Inc. and other industry publications. From time to time, advertising materials for the Fund may compare the Fund's performance against inflation with the performance of other instruments against inflation, such as short-term Treasury Bills (which are direct obligations of the U.S. Government) and FDIC-insured bank money market accounts, and may indicate that investors may consider diversifying their investment portfolios in order to seek protection of the value of their assets against inflation. From time to time, advertising materials for the Fund may refer to, or include commentary by the Fund's primary portfolio manager relating to investment strategy, asset growth of the Fund, current or past business, political, economic or financial conditions and other matters of general interest to investors. Advertising materials for the Fund also may include information concerning retirement and investing for retirement and may refer to the approximate number of then-current Fund shareholders and Morningstar ratings and related analysis supporting the ratings. Advertisements also may include statistical data or general discussions about the growth and development of Dreyfus Retirement Services (in terms of new customers, assets under management, market share, etc.) and its presence in the defined contribution plan market.


                         INFORMATION ABOUT THE FUND

     Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares are of one class and have equal rights as to dividends and in liquidation. Fund shares have no preemptive, subscription or conversion rights and are freely transferable.

     Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of a majority of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

     The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and its shareholders. Accordingly, if the Fund's management determines that an investor is following a market-timing strategy or is otherwise engaging in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund Exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Generally, an investor who makes more than four exchanges out of the Fund during any calendar year or who makes exchanges that appear to coincide with a market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, the Fund may refuse or restrict purchase or exchange requests by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to 1% or more of the Fund's total assets). If an exchange request is refused, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Fund's policy on excessive trading applies to investors who invest in the Fund directly or through financial intermediaries, but does not apply to the Dreyfus Auto-Exchange Privilege, to any automatic investment or withdrawal privilege described herein, or to participants in employer-sponsored retirement plans.

     During times of drastic economic or market conditions, the Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components -- redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

     To offset the relatively higher costs of servicing smaller accounts, the Fund will charge regular accounts with balances below $2,000 an annual fee of $12. The valuation of accounts and the deductions are expected to take place during the last four months of each year. The fee will be waived for any investor whose aggregate Dreyfus mutual fund investments total at least $25,000, and will not apply to IRA accounts or to accounts participating in automatic investment programs or opened through a securities dealer, bank or other financial institution, or to other fiduciary accounts.

     The Fund sends annual and semi-annual financial statements to all its shareholders.

                      COUNSEL AND INDEPENDENT AUDITORS

     Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Fund's Prospectus.

     Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, independent auditors, have been selected as independent auditors of the Fund.


                                  APPENDIX

     Description of certain ratings assigned by S&P, Moody's, Fitch and
Duff:

S&P

Bond Ratings

                                     AAA

     Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                     AA

     Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

                                      A

     Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                     BBB

     Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

                                     BB

     Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment.

                                      B

     Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

                                     CCC

     Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

     S&P's letter ratings may be modified by the addition of a plus (+) or minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

Commercial Paper Rating

     The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

Moody's

Bond Ratings

                                     Aaa

     Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                     Aa

     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                                      A

     Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                                     Baa

     Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                                     Ba

     Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                      B

     Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                     Caa

     Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

Commercial Paper Rating

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

Fitch

Bond Ratings

     The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                     AAA

     Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                     AA

     Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

                                      A

     Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                                     BBB

     Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                                     BB

     Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.


                                      B

     Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                                     CCC

     Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

Short-Term Ratings

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                    F-1+

     Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                     F-1

     Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

Duff

Bond Ratings

                                     AAA

     Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                                     AA

     Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                                      A

     Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                                     BBB

     Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

                                     BB

     Bonds rated BB are below investment grade but are deemed by Duff as likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category.

                                      B

     Bonds rated B are below investment grade and possess the risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in quality rating within this category or into a higher or lower quality rating grade.

                                     CCC

     Bonds rated CCC are well below investment grade securities. Such bonds may be in default or have considerable uncertainty as to timely payment of interest, preferred dividends and/or principal. Protection factors are narrow and risk can be substantial with unfavorable economic or industry conditions and/or with unfavorable company developments.

     Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position of a credit within the rating category.

Commercial Paper Rating

     The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor.




                    DREYFUS GROWTH AND INCOME FUND, INC.

                          PART C. OTHER INFORMATION
                          _________________________


Item 23.  Exhibits
_______   __________

 (a) Registrant's Articles of Incorporation are incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on December 29, 1994.


 (b)  Registrant's By-Laws, as amended are incorporated by reference to Exhibit
      (b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on December 21, 1998.


 (d) Management Agreement is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on December 29, 1994.

 (e) Distribution Agreement is incorporated by reference to Exhibit (6) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on December 29, 1994.

 (g) Custody Agreement is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on February 26, 1997.

 (h) Shareholder Services Plan is incorporated by reference to Exhibit (9) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 26, 1996.

 (i) Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Pre-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on December 29, 1994.


 (j)  Consent of Independent Auditors.


 (n)  Financial Data Schedule.

Item 23.  Exhibits. - List (continued)
_______   _____________________________________________________


          Other Exhibits
          ______________


               (a)  Powers of Attorney of the Board members
                    and officers are incorporated by reference to Other Exhibits of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on December 21, 1998.



               (b) Certificate of Secretary is incorporated by reference to Other Exhibits of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on December 21, 1998.


Item 24.  Persons Controlled by or under Common Control with Registrant.
_______   ______________________________________________________________

          Not Applicable

Item 25.       Indemnification
_______     _______________


              Reference is made to Articles SEVENTH of the Registrant's Articles of Incorporation incorporated by reference to Exhibit
        (1)(b) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on December 29, 1994 and to Section 2-418 of the Maryland General Corporation Law. The application of these provisions is limited by Article VIII of the Registrant's By-Laws incorporated by reference to Exhibit (2) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on December 29, 1994 and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

           Reference is also made to the Distribution Agreement attached as Exhibit (6) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on December 29, 1994.


Item 26.       Business and Other Connections of Investment Adviser.
_______    ____________________________________________________

              The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

ITEM 26.  Business and Other Connections of Investment Adviser (continued)

          Officers and Directors of Investment Adviser
Name and Position
With Dreyfus                    Other Businesses                      Position Held            Dates

Christopher M. Condron          Mellon Preferred                      Director                 3/96 - 11/96
Chairman of the Board and       Capital Corporation*
Chief Executive Officer
                                TBCAM Holdings, Inc.*                 President                10/97 - 6/98
                                                                      Chairman                 10/97 - 6/98

                                The Boston Company                    Chairman                 1/98 - 6/98
                                Asset Management, LLC*                President                1/98 - 6/98

                                The Boston Company                    President                9/95 - 1/98
                                Asset Management, Inc.*               Chairman                 4/95 - 1/98
                                                                      Chief Executive Officer  4/95 - 4/97

                                Pareto Partners                       Partner Representative   11/95 - 5/97
                                271 Regent Street
                                London, England W1R 8PP

                                Franklin Portfolio Holdings, Inc.*    Director                 1/97 - Present

                                Franklin Portfolio
                                Associates Trust*                     Trustee                  9/95 - 1/97

                                Certus Asset Advisors Corp.**
                                                                      Director                 6/95 - Present

                                The Boston Company of                 Director                 6/95 - 4/96
                                Southern California                   Chief Executive Officer  6/95 - 4/96
                                Los Angeles, CA

                                Mellon Capital Management             Director                 5/95 - Present
                                Corporation***

                                Mellon Bond Associates, LLP+          Executive Committee      1/98 - Present
                                                                      Member


                                Mellon Bond Associates+               Trustee                  5/95 -1/98

                                Mellon Equity Associates, LLP+        Executive Committee      1/98 - Present
                                                                      Member

                                Mellon Equity Associates+             Trustee                  5/95 - 1/98

                                Boston Safe Advisors, Inc.*           Director                 5/95 - Present
                                                                      President                5/95 - Present

                                Access Capital Strategies Corp.       Director                 5/95 - 1/97
                                124 Mount Auburn Street
                                Suite 200 North
                                Cambridge, MA 02138

                                Mellon Bank, N.A. +                   Chief Operating Officer  3/98 - Present
                                                                      President                3/98 - Present
                                                                      Vice Chairman            11/94 - Present

Christopher M. Condron          Mellon Bank Corporation+              Chief Operating Officer  1/99 - Present
Chairman and Chief                                                    President                1/99 - Present
Executive                                                             Director                 1/98 - Present
Officer (Continued)                                                   Vice Chairman            11/94 - 1/99

                                The Boston Company Financial          Director                 4/94- 8/96
                                Services, Inc.*                       President                4/94 - 8/96

                                The Boston Company, Inc.*             Vice Chairman            1/94 - Present
                                                                      Director                 5/93 - Present

                                Laurel Capital Advisors, LLP+         Exec. Committee          1/98 - Present
                                                                      Member

                                Laurel Capital Advisors+              Trustee                  10/93 - 1/98

                                Boston Safe Deposit and Trust         Chairman                 3/93 - 2/96
                                Company of CA                         Chief Executive Officer  6/93 - 2/96
                                Los Angeles, CA                       Director                 6/89 - 2/96

                                MY, Inc.*                             President                9/91 - 3/96
                                                                      Director                 9/91 - 3/96

                                Reco, Inc.*                           President                8/91 - 11/96
                                                                      Director                 8/91 - 11/96

                                Boston Safe Deposit and Trust         Director                 6/89 - 2/96
                                Company of NY
                                New York, NY

                                Boston Safe Deposit and Trust         President                9/89 - 6/96
                                Company*                              Director                 5/93 -Present

                                The Boston Company Financial          President                6/89 - Present
                                Strategies, Inc. *                    Director                 6/89 - Present

                                The  Boston Company Financial         President                6/89 - 1/97
                                Strategies Group, Inc. *              Director                 6/89- 1/97

Mandell L. Berman               Self-Employed                         Real Estate Consultant,  11/74 - Present
Director                        29100 Northwestern Highway            Residential Builder and
                                Suite 370                             Private Investor
                                Southfield, MI 48034

Burton C. Borgelt               DeVlieg Bullard, Inc.                 Director                 1/93 - Present
Director                        1 Gorham Island
                                Westport, CT 06880

                                Mellon Bank Corporation+              Director                 6/91 - Present

                                Mellon Bank, N.A. +                   Director                 6/91 - Present

                                Dentsply International, Inc.          Director                 2/81 - Present
                                570 West College Avenue               Chief Executive Officer  2/81 - 12/96
                                York, PA                              Chairman                 3/89 - 1/96

Stephen E. Canter               Dreyfus Investment                    Chairman of the Board    1/97 - Present
President, Chief Operating      Advisors, Inc.++                      Director                 5/95 - Present
Officer, Chief Investment                                             President                5/95 - Present
Officer, and Director
                                Founders Asset Management, LLC        Acting Chief Executive   7/98 - 12/98
                                2930 East Third Ave.                  Officer
                                Denver, CO 80206

                                The Dreyfus Trust Company+++          Director                 6/95 - Present

Thomas F. Eggers                Dreyfus Service Corporation++         Executive Vice President 4/96 - Present
Vice Chairman - Institutional                                         Director                 9/96 - Present
and Director

Steven G. Elliott               Mellon Bank Corporation+              Senior Vice Chairman     1/99 - Present
Director                                                              Chief Financial Officer  1/90 - Present
                                                                      Vice Chairman            6/92 - 1/99
                                                                      Treasurer                1/90 - 5/98

                                Mellon Bank, N.A.+                    Senior Vice Chairman     3/98 - Present
                                                                      Vice Chairman            6/92 - 3/98
                                                                      Chief Financial Officer  1/90 - Present

                                Mellon EFT Services Corporation       Director                 10/98 - Present
                                Mellon Bank Center, 8th Floor
                                1735 Market Street
                                Philadelphia, PA 19103

                                Mellon Financial Services             Director                 1/96 - Present
                                Corporation #1                        Vice President           1/96 - Present
                                Mellon Bank Center, 8th Floor
                                1735 Market Street
                                Philadelphia, PA 19103

                                Boston Group Holdings, Inc.*          Vice President           5/93 - Present

                                APT Holdings Corporation              Treasurer                12/87 - Present
                                Pike Creek Operations Center
                                4500 New Linden Hill Road
                                Wilmington, DE 19808

                                Allomon Corporation                   Director                 12/87 - Present
                                Two Mellon Bank Center
                                Pittsburgh, PA 15259

                                Collection Services Corporation       Controller               10/90 - Present
                                500 Grant Street                      Director                 9/88 - Present
                                Pittsburgh, PA 15258                  Vice President           9/88 - Present
                                                                      Treasurer                9/88 - Present

                                Mellon Financial Company+             Principal Exec. Officer  1/88 - Present
                                                                      Chief Financial Officer  8/87 - Present
                                                                      Director                 8/87 - Present
                                                                      President                8/87 - Present

                                Mellon Overseas Investments           Director                 4/88 - Present
                                Corporation+                          Chairman                 7/89 - 11/97
                                                                      President                4/88 - 11/97
                                                                      Chief Executive Officer  4/88 - 11/97

                                Mellon International Investment       Director                 9/89 - 8/97
                                Corporation+

                                Mellon Financial Services             Treasurer                12/87 - Present
                                Corporation # 5+

Lawrence S. Kash                Dreyfus Investment                    Director                 4/97 - Present
Vice Chairman                   Advisors, Inc.++
And Director
                                Dreyfus Brokerage Services, Inc.      Chairman                 11/97 - Present
                                401 North Maple Ave.                  Chief Executive Officer  11/97 - Present
                                Beverly Hills, CA

                                Dreyfus Service Corporation++         Director                 1/95 - Present
                                                                      President                9/96 - Present

                                Dreyfus Precious Metals, Inc.++ +     Director                 3/96 - 12/98
                                                                      President                10/96 - 12/98

                                Dreyfus Service                       Director                 12/94 - Present
                                Organization, Inc.++                  President                1/97 - Present
                                                                      Executive Vice President 12/94 - 1/97

                                Seven Six Seven Agency, Inc. ++       Director                 1/97 - Present

                                Dreyfus Insurance Agency of           Chairman                 5/97 - Present
                                Massachusetts, Inc.++++               President                5/97 - Present
                                                                      Director                 5/97 - Present

                                The Dreyfus Trust Company+++          Chairman                 1/97 - Present
                                                                      President                2/97 - Present
                                                                      Chief Executive Officer  2/97 - Present
                                                                      Director                 12/94 - Present

                                The Dreyfus Consumer Credit           Chairman                 5/97 - Present
                                Corporation++                         President                5/97 - Present
                                                                      Director                 12/94 - Present

                                The Boston Company Advisors*          Chairman                 8/93 - 11/95

                                The Boston Company Advisors,          Chairman                 12/95 - Present
                                Inc.                                  Chief Executive Officer  12/95 - Present
                                Wilmington, DE                        President                12/95 - Present

                                Cornice Acquisition                   Board of Managers        12/97 - Present
                                Company, LLC
                                Denver, CO

                                The Boston Company, Inc.*             Director                 5/93 - Present
                                                                      President                5/93 - Present

                                Mellon Bank, N.A.+                    Executive Vice President 2/92 - Present

                                Laurel Capital Advisors, LLP+         President                12/91 - Present
                                                                      Executive Committee      12/91 - Present
                                                                      Member

                                Boston Group Holdings, Inc.*          Director                 5/93 - Present
                                                                      President                5/93 - Present

Martin G. McGuinn               Mellon Bank Corporation+              Chairman                 1/99 - Present
Director                                                              Chief Executive Officer  1/99 - Present
                                                                      Director                 1/98 - Present
                                                                      Vice Chairman            1/90 - 1/99

Martin G. McGuinn               Mellon Bank, N. A. +                  Chairman                 3/98 - Present
Director (Continued)                                                  Chief Executive Officer  3/98 - Present
                                                                      Director                 1/98 - Present
                                                                      Vice Chairman            1/90 - 1/99

                                Mellon Leasing Corporation+           Vice Chairman            12/96 - Present

                                Mellon Bank (DE) National             Director                 4/89 - 12/98
                                Association
                                Wilmington, DE

                                Mellon Bank (MD) National             Director                 1/96 - 4/98
                                Association
                                Rockville, Maryland

                                Mellon Financial                      Vice President           9/86  - 10/97
                                Corporation (MD)
                                Rockville, Maryland

J. David Officer                Dreyfus Service Corporation++         Executive Vice President 5/98 - Present
Vice Chairman
And Director                    Dreyfus Insurance Agency of           Director                 5/98 - Present
                                Massachusetts, Inc.++++

                                Seven Six Seven Agency, Inc.++        Director                 10/98 - Present

                                Mellon Residential Funding Corp. +    Director                 4/97 - Present

                                Mellon Trust of Florida, N.A.         Director                 8/97 - Present
                                2875 Northeast 191st Street
                                North Miami Beach, FL 33180

                                Mellon Bank, NA+                      Executive Vice President 7/96 - Present

                                The Boston Company, Inc.*             Vice Chairman            1/97 - Present
                                                                      Director                 7/96 - Present

                                Mellon Preferred Capital              Director                 11/96 - Present
                                Corporation*

                                RECO, Inc.*                           President                11/96 - Present
                                                                      Director                 11/96 - Present

                                The Boston Company Financial          President                8/96 - Present
                                Services, Inc.*                       Director                 8/96 - Present

                                Boston Safe Deposit and Trust         Director
                                Company*                              President                7/96 - Present
                                                                      Executive Vice President 7/96 - 1/99
                                                                                               1/91 - 7/96
                                Mellon Trust of New York              Director
                                1301 Avenue of the Americas                                    6/96 - Present
                                New York, NY 10019

                                Mellon Trust of California            Director                 6/96 - Present
                                400 South Hope Street
                                Suite 400
                                Los Angeles, CA 90071

J. David Officer                Mellon Bank, N.A.+                    Executive Vice President 2/94 - Present
Vice Chairman and
Director (Continued)            Mellon United National Bank           Director                 3/98 - Present
                                1399 SW 1st Ave., Suite 400
                                Miami, Florida

                                Boston Group Holdings, Inc.*          Director                 12/97 - Present

                                Dreyfus Financial Services Corp. +    Director                 9/96 - Present

                                Dreyfus Investment Services           Director                 4/96 - Present
                                Corporation+

Richard W. Sabo                 Founders Asset Management LLC         President                12/98 - Present
Director                        2930 East Third Avenue                Chief Executive Officer  12/98 - Present
                                Denver, CO. 80206

                                Prudential Securities                 Senior Vice President    07/91 - 11/98
                                New York, NY                          Regional Director        07/91 - 11/98

Richard F. Syron                American Stock Exchange               Chairman                 4/94 - Present
Director                        86 Trinity Place                      Chief Executive Officer  4/94 - Present
                                New York, NY 10006

Ronald P. O'Hanley              Franklin Portfolio Holdings, Inc.*    Director                 3/97 - Present
Vice Chairman
                                TBCAM Holdings, Inc.*                 Chairman                 6/98 - Present
                                                                      Director                 10/97 - Present

                                The Boston Company Asset              Chairman                 6/98 - Present
                                Management, LLC*                      Director                 1/98 - 6/98

                                The Boston Company Asset              Director                 2/97 - 12/97
                                Management, Inc. *

                                Boston Safe Advisors, Inc. *          Chairman                 6/97 - Present
                                                                      Director                 2/97 - Present

                                Pareto Partners                       Partner Representative   5/97 - Present
                                271 Regent Street
                                London, England W1R 8PP

                                Mellon Capital Management             Director                 5/97 -Present
                                Corporation***

                                Certus Asset Advisors Corp.**         Director                 2/97 - Present

                                Mellon Bond Associates+               Trustee                  2/97 - Present
                                                                      Chairman                 2/97 - Present

                                Mellon Equity Associates+             Trustee                  2/97 - Present
                                                                      Chairman                 2/97 - Present

                                Mellon-France Corporation+            Director                 3/97 - Present

                                Laurel Capital Advisors+              Trustee                  3/97 - Present

Ronald P. O'Hanley              McKinsey & Company, Inc.              Partner                  8/86 - 2/97
Vice Chairman (Continued)       Boston, MA

Mark N. Jacobs                  Dreyfus Investment                    Director                 4/97 -Present
General Counsel,                Advisors, Inc.++                      Secretary                10/77 - 7/98
Vice President, and
Secretary                       The Dreyfus Trust Company+++          Director                 3/96 - Present

                                The TruePenny Corporation++           President                10/98 - Present
                                                                      Director                 3/96 - Present

                                Lion Management, Inc.++               Director                 1/88 - 10/96
                                                                      Vice President           1/88 - 10/96
                                                                      Secretary                1/88 - 10/96

                                The Dreyfus Consumer Credit           Secretary                4/83 - 3/96
                                Corporation++

                                Dreyfus Service                       Director                 3/97 - Present
                                Organization, Inc.++                  Assistant Secretary      4/83 -3/96

                                Major Trading Corporation++           Assistant Secretary      5/81 - 8/96

William H. Maresca              The Dreyfus Trust Company+++          Director                 3/97 - Present
Controller
                                Dreyfus Service Corporation++         Chief Financial Officer  12/98 - Present

                                Dreyfus Consumer Credit Corp.++       Treasurer                10/98 - Present

                                Dreyfus Investment                    Treasurer                10/98 - Present
                                Advisors, Inc. ++

                                Dreyfus-Lincoln, Inc.                 Vice President           10/98 - Present
                                4500 New Linden Hill Road
                                Wilmington, DE 19808

                                The TruePenny Corporation++           Vice President           10/98 - Present

                                Dreyfus Precious Metals, Inc.+++      Treasurer                10/98 - 12/98

                                The Trotwood Corporation++            Vice President           10/98 - Present

                                Trotwood Hunters Corporation++        Vice President           10/98 - Present

                                Trotwood Hunters Site A Corp. ++      Vice President           10/98 - Present

                                Dreyfus Transfer, Inc.                Chief Financial Officer  5/98 - Present
                                One American Express Plaza,
                                Providence, RI 02903

                                Dreyfus Service                       Assistant  Treasurer     3/93 - Present
                                Organization, Inc.++

                                Dreyfus Insurance Agency of           Assistant Treasurer      5/98 - Present
                                Massachusetts, Inc.++++

William T. Sandalls, Jr.        Dreyfus Transfer, Inc.                Chairman                 2/97 - Present
Executive Vice President        One American Express Plaza,
                                Providence, RI 02903

William T. Sandalls, Jr.        Dreyfus Service Corporation++         Director                 1/96 - Present
Executive Vice President                                              Treasurer                1/96 - 2/97
(Continued)                                                           Executive Vice President 2/97 - Present
                                                                      Chief Financial Officer  2/97 - 12/98

                                Dreyfus Investment                    Director                 1/96 - Present
                                Advisors, Inc.++                      Treasurer                1/96 - 10/98

                                Dreyfus-Lincoln, Inc.                 Director                 12/96 - Present
                                4500 New Linden Hill Road             President                1/97 - Present
                                Wilmington, DE 19808

                                Dreyfus Acquisition Corporation++     Director VP and CFO      1/96 - 8/96
                                                                      Vice President           1/96 - 8/96
                                                                      Chief Financial Officer  1/96 - 8/96

                                Lion Management, Inc.++               Director                 1/96 - 10/96
                                                                      President                1/96 - 10/96

                                Seven Six Seven Agency, Inc.++        Director                 1/96 - 10/98
                                                                      Treasurer                10/96 - 10/98

                                The Dreyfus Consumer                  Director                 1/96 - Present
                                Credit Corp.++                        Vice President           1/96 - Present
                                                                      Treasurer                1/97 - 10/98

                                Dreyfus Partnership                   President                1/97 - 6/97
                                Management, Inc.++                    Director                 1/96 - 6/97

                                Dreyfus Service Organization,         Director                 1/96 - 6/97
                                Inc.++                                Executive Vice President 1/96 - 6/97
                                                                      Treasurer                10/96 - Present

                                Dreyfus Insurance Agency of           Director                 5/97 - Present
                                Massachusetts, Inc.++++               Treasurer                5/97 - Present
                                                                      Executive Vice President 5/97 - Present

                                Major Trading Corporation++           Director                 1/96 - 8/96
                                                                      Treasurer                1/96 - 8/96

                                The Dreyfus Trust Company+++          Director                 1/96 - 4/97
                                                                      Treasurer                1/96 - 4/97
                                                                      Chief Financial Officer  1/96 - 4/97

                                Dreyfus Personal                      Director                 1/96 - 4/97
                                Management, Inc.++                    Treasurer                1/96 - 4/97


Patrice M. Kozlowski            None
Vice President - Corporate
Communications

Mary Beth Leibig                None
Vice President -
Human Resources

Andrew S. Wasser                Mellon Bank Corporation+              Vice President           1/95 - Present
Vice President -
Information Systems

Theodore A. Schachar            Dreyfus Service Corporation++         Vice President -Tax      10/96 - Present
Vice President - Tax
                                Dreyfus Investment Advisors, Inc.++   Vice President - Tax     10/96 - Present

                                Dreyfus Precious Metals, Inc. +++     Vice President - Tax     10/96 - 12/98

                                Dreyfus Service Organization, Inc.++  Vice President - Tax     10/96 - Present

Wendy Strutt                    None
Vice President

Richard Terres                  None
Vice President

James Bitetto                   The TruePenny Corporation++           Secretary                9/98 - Present
Assistant Secretary
                                Dreyfus Service Corporation++         Assistant Secretary      8/98 - Present

                                Dreyfus Investment                    Assistant Secretary      7/98 - Present
                                Advisors, Inc.++

                                Dreyfus Service                       Assistant Secretary      7/98 - Present
                                Organization, Inc.++

Steven F. Newman                Dreyfus Transfer, Inc.                Vice President           2/97 - Present
Assistant Secretary             One American Express Plaza            Director                 2/97 - Present
                                Providence, RI 02903                  Secretary                2/97 - Present

                                Dreyfus Service                       Secretary                7/98 - Present
                                Organization, Inc.++                  Assistant Secretary      5/98 - 7/98


_______________________________
*   The address of the business so indicated is One Boston Place, Boston,
    Massachusetts, 02108.
**  The address of the business so indicated is One Bush Street, Suite 450, San
    Francisco, California 94104.
*** The address of the business so indicated is 595 Market Street, Suite 3000,
    San Francisco, California 94105.
+   The address of the business so indicated is One Mellon Bank Center,
    Pittsburgh, Pennsylvania 15258.
++  The address of the business so indicated is 200 Park Avenue, New York, New
    York 10166.
+++ The address of the business so indicated is 144 Glenn Curtiss Boulevard,
    Uniondale, New York 11556-0144.
++++The address of the business so indicated is 53 State Street, Boston,
    Massachusetts 02109


Item 27.  Principal Underwriters
________  ______________________

     (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

     1)     Comstock Partners Funds, Inc.
     2)     Dreyfus A Bonds Plus, Inc.
     3)     Dreyfus Appreciation Fund, Inc.
     4)     Dreyfus Asset Allocation Fund, Inc.
     5)     Dreyfus Balanced Fund, Inc.
     6)     Dreyfus BASIC GNMA Fund
     7)     Dreyfus BASIC Money Market Fund, Inc.
     8)     Dreyfus BASIC Municipal Fund, Inc.
     9)     Dreyfus BASIC U.S. Government Money Market Fund
     10)    Dreyfus California Intermediate Municipal Bond Fund
     11)    Dreyfus California Tax Exempt Bond Fund, Inc.
     12)    Dreyfus California Tax Exempt Money Market Fund
     13)    Dreyfus Cash Management
     14)    Dreyfus Cash Management Plus, Inc.
     15)    Dreyfus Connecticut Intermediate Municipal Bond Fund
     16)    Dreyfus Connecticut Municipal Money Market Fund, Inc.
     17)    Dreyfus Florida Intermediate Municipal Bond Fund
     18)    Dreyfus Florida Municipal Money Market Fund
     19)    The Dreyfus Fund Incorporated
     20)    Dreyfus Global Bond Fund, Inc.
     21)    Dreyfus Global Growth Fund
     22)    Dreyfus GNMA Fund, Inc.
     23)    Dreyfus Government Cash Management Funds
     24)    Dreyfus Growth and Income Fund, Inc.
     25)    Dreyfus Growth and Value Funds, Inc.
     26)    Dreyfus Growth Opportunity Fund, Inc.
     27)    Dreyfus Debt and Equity Funds
     28)    Dreyfus Index Funds, Inc.
     29)    Dreyfus Institutional Money Market Fund
     30)    Dreyfus Institutional Preferred Money Market Fund
     31)    Dreyfus Institutional Short Term Treasury Fund
     32)    Dreyfus Insured Municipal Bond Fund, Inc.
     33)    Dreyfus Intermediate Municipal Bond Fund, Inc.
     34)    Dreyfus International Funds, Inc.
     35)    Dreyfus Investment Grade Bond Funds, Inc.
     36)    Dreyfus Investment Portfolios
     37)    The Dreyfus/Laurel Funds, Inc.
     38)    The Dreyfus/Laurel Funds Trust
     39)    The Dreyfus/Laurel Tax-Free Municipal Funds
     40)    Dreyfus LifeTime Portfolios, Inc.
     41)    Dreyfus Liquid Assets, Inc.
     42)    Dreyfus Massachusetts Intermediate Municipal Bond Fund
     43)    Dreyfus Massachusetts Municipal Money Market Fund
     44)    Dreyfus Massachusetts Tax Exempt Bond Fund
     45)    Dreyfus MidCap Index Fund
     46)    Dreyfus Money Market Instruments, Inc.
     47)    Dreyfus Municipal Bond Fund, Inc.
     48)    Dreyfus Municipal Cash Management Plus
     49)    Dreyfus Municipal Money Market Fund, Inc.
     50)    Dreyfus New Jersey Intermediate Municipal Bond Fund
     51)    Dreyfus New Jersey Municipal Bond Fund, Inc.
     52)    Dreyfus New Jersey Municipal Money Market Fund, Inc.
     53)    Dreyfus New Leaders Fund, Inc.
     54)    Dreyfus New York Insured Tax Exempt Bond Fund
     55)    Dreyfus New York Municipal Cash Management
     56)    Dreyfus New York Tax Exempt Bond Fund, Inc.
     57)    Dreyfus New York Tax Exempt Intermediate Bond Fund
     58)    Dreyfus New York Tax Exempt Money Market Fund
     59)    Dreyfus U.S. Treasury Intermediate Term Fund
     60)    Dreyfus U.S. Treasury Long Term Fund
     61)    Dreyfus 100% U.S. Treasury Money Market Fund
     62)    Dreyfus U.S. Treasury Short Term Fund
     63)    Dreyfus Pennsylvania Intermediate Municipal Bond Fund
     64)    Dreyfus Pennsylvania Municipal Money Market Fund
     65)    Dreyfus Premier California Municipal Bond Fund
     66)    Dreyfus Premier Equity Funds, Inc.
     67)    Dreyfus Premier International Funds, Inc.
     68)    Dreyfus Premier GNMA Fund
     69)    Dreyfus Premier Worldwide Growth Fund, Inc.
     70)    Dreyfus Premier Municipal Bond Fund
     71)    Dreyfus Premier New York Municipal Bond Fund
     72)    Dreyfus Premier State Municipal Bond Fund
     73)    Dreyfus Premier Value Fund
     74)    Dreyfus Short-Intermediate Government Fund
     75)    Dreyfus Short-Intermediate Municipal Bond Fund
     76)    The Dreyfus Socially Responsible Growth Fund, Inc.
     77)    Dreyfus Stock Index Fund, Inc.
     78)    Dreyfus Tax Exempt Cash Management
     79)    The Dreyfus Third Century Fund, Inc.
     80)    Dreyfus Treasury Cash Management
     81)    Dreyfus Treasury Prime Cash Management
     82)    Dreyfus Variable Investment Fund
     83)    Dreyfus Worldwide Dollar Money Market Fund, Inc.
     84)    Founders Funds, Inc.
     85)    General California Municipal Bond Fund, Inc.
     86)    General California Municipal Money Market Fund
     87)    General Government Securities Money Market Fund, Inc.
     88)    General Money Market Fund, Inc.
     89)    General Municipal Bond Fund, Inc.
     90)    General Municipal Money Market Funds, Inc.
     91)    General New York Municipal Bond Fund, Inc.
     92)    General New York Municipal Money Market Fund

(b)
                                                           Positions and
Name and principal       Positions and offices with        offices with
business address         the Distributor                   Registrant
__________________       ___________________________       _____________

Marie E. Connolly+       Director, President, Chief        President and
                         Executive Officer and Chief       Treasurer
                         Compliance Officer

Joseph F. Tower, III+    Director, Senior Vice President,  Vice President
                         Treasurer and Chief Financial     and Assistant
                         Officer                           Treasurer

Mary A. Nelson+          Vice President                    Vice President
                                                           and Assistant
                                                           Treasurer

Jean M. O'Leary+         Assistant Vice President,         None
                         Assistant Secretary and
                         Assistant Clerk

William J. Nutt+         Chairman of the Board             None

Michael S. Petrucelli++  Senior Vice President             Vice President,
                                                           Assistant Treasurer
                                                           and Assistant
                                                           Secretary

Patrick W. McKeon+       Vice President                    None

Joseph A. Vignone+       Vice President                    None


________________________________
 + Principal business address is 60 State Street, Boston, Massachusetts 02109. ++ Principal business address is 200 Park Avenue, New York, New York 10166.

Item 28.   Location of Accounts and Records
_______        ________________________________

           1. First Data Investor Services Group, Inc., a subsidiary of First Data Corporation
               P.O. Box 9671
               Providence, Rhode Island 02940-9671

           2.  Mellon Bank, N.A.
               One Mellon Bank Center
               Pittsburgh, Pennsylvania 15258

           3.  Dreyfus Transfer, Inc.
               P.O. Box 9671
               Providence, Rhode Island 02940-9671

           4.  The Dreyfus Corporation
               200 Park Avenue
               New York, New York 10166

Item 29.   Management Services
_______    ___________________

           Not Applicable

Item 30.   Undertakings
_______    ____________

           None



                                 SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 12th day of February, 1999.

                    DREYFUS GROWTH AND INCOME FUND, INC.

                    BY:  /s/Marie E. Connolly*
                   __________________________________________
                   MARIE E. CONNOLLY, PRESIDENT

          Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        Signatures                     Title                           Date
__________________________          ______________________________ ________


/s/Marie E. Connolly*               President and Treasurer         02/12/99
______________________________      (Principal Executive, Financial
Marie E. Connolly                   and Accounting Officer)

/s/Joseph S. DiMartino*             Director                        02/12/99
_____________________________
Joseph S. DiMartino

/s/David P. Feldman*                Director                        02/12/99
______________________________
David P. Feldman

/s/John M. Fraser, Jr.*             Director                        02/12/99
_____________________________
John M. Fraser, Jr.

/s/Robert R. Glauber*               Director                        02/12/99
_____________________________
Robert R. Glauber

/s/James F. Henry*                  Director                        02/12/99
_____________________________
James F. Henry

/s/Rosalind Gersten Jacobs*         Director                        02/12/99
______________________________
Rosalind Gersten Jacobs

/s/Irving Kristol*                  Director                        02/12/99
_____________________________
Irving Kristol

/s/Dr. Paul A. Marks*               Director                        02/12/99
_____________________________
Dr. Paul A. Marks

/s/Dr. Martin Peretz*               Director                        02/12/99
_____________________________
Dr. Martin Peretz

/s/Bert W. Wasserman*               Director                        02/12/99
_____________________________
Bert W. Wasserman




*BY:     /s/Stephanie Pierce
         ___________________
         Stephanie Pierce,
         Attorney-in-Fact




                       INDEX OF EXHIBITS


                          (j)  Consent of Independent Auditors

                          (n)  Financial Data Schedule